Accrued expenses (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Accrued expenses
Operating expenses	$ 1,549	$ 3,025
Interest expenses	4,678	5,032
Other expenses	3,490	6,718
Total accrued expenses	$ 9,717	$ 14,775